UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, MA 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 126.1%
Aerospace - 3.0%
Bombardier, Inc., 4.25%, 2016 (n)		$53,000	$54,988
Bombardier, Inc., 7.5%, 2018 (n)		405,000	460,181
Bombardier, Inc., 7.75%, 2020 (n)		135,000	153,563
CPI International, Inc., 8%, 2018		250,000	258,125
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	215,000	249,817
Huntington Ingalls Industries, Inc., 7.125%, 2021		$370,000	403,300
Kratos Defense & Security Solutions, Inc., 10%, 2017		390,000	430,463

			$2,010,437
Apparel Manufacturers - 1.4%
Hanesbrands, Inc., 6.375%, 2020		$165,000	$178,613
Jones Group, Inc., 6.875%, 2019		240,000	255,000
PVH Corp., 7.375%, 2020		335,000	375,619
PVH Corp., 4.5%, 2022		145,000	143,006

			$952,238
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051 (z)		$450,000	$134,459
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049		275,000	44,828
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		85,079	85,717
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.002%, 2051		155,000	42,142

			$307,146
Automotive - 5.0%
Accuride Corp., 9.5%, 2018		$335,000	$328,300
Allison Transmission, Inc., 7.125%, 2019 (n)		355,000	378,075
Delphi Corp., 5%, 2023		165,000	171,806
Ford Motor Credit Co. LLC, 12%, 2015		560,000	679,700
Ford Motor Credit Co. LLC, 8.125%, 2020		100,000	125,982
General Motors Financial Co., Inc., 4.75%, 2017 (n)		75,000	78,410
General Motors Financial Co., Inc., 6.75%, 2018		215,000	247,250
Goodyear Tire & Rubber Co., 8.25%, 2020		45,000	48,713
Goodyear Tire & Rubber Co., 6.5%, 2021		250,000	253,750
Goodyear Tire & Rubber Co., 7%, 2022		85,000	88,613
Jaguar Land Rover PLC, 7.75%, 2018 (n)		150,000	164,063
Jaguar Land Rover PLC, 8.125%, 2021 (n)		345,000	383,813
Jaguar Land Rover PLC, 5.625%, 2023 (n)		150,000	153,375
Lear Corp., 8.125%, 2020		152,000	169,480
Lear Corp., 4.75%, 2023 (n)		65,000	63,375

			$3,334,705
Broadcasting - 7.3%
Allbritton Communications Co., 8%, 2018		$175,000	$190,094
AMC Networks, Inc., 7.75%, 2021		211,000	239,485
Clear Channel Communications, Inc., 9%, 2021		253,000	228,965
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)		45,000	47,025
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)		165,000	173,663
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		10,000	10,250
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		225,000	232,875
Hughes Network Systems LLC, 7.625%, 2021		215,000	245,100
IAC/InterActiveCorp, 4.75%, 2022 (n)		65,000	63,538
Inmarsat Finance PLC, 7.375%, 2017 (n)		165,000	176,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Bermuda Ltd., 11.25%, 2017	$400,000	$425,000
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	365,000	388,269
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	155,000	156,163
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	95,000	39,425
Liberty Media Corp., 8.5%, 2029	250,000	277,500
Liberty Media Corp., 8.25%, 2030	10,000	11,075
Local TV Finance LLC, 9.25%, 2015 (p)(z)	258,809	260,750
Netflix, Inc., 5.375%, 2021 (n)	205,000	204,488
Nexstar Broadcasting Group, Inc., 8.875%, 2017	80,000	88,000
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	35,000	36,575
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	135,625
Sinclair Broadcast Group, Inc., 8.375%, 2018	40,000	44,600
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	220,000	245,850
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	235,000	259,082
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	35,000	35,700
Univision Communications, Inc., 6.875%, 2019 (n)	280,000	301,000
Univision Communications, Inc., 7.875%, 2020 (n)	150,000	165,932
Univision Communications, Inc., 8.5%, 2021 (n)	135,000	147,319

		$4,829,898
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$365,000	$380,513

Building - 3.4%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$125,000	$132,185
Building Materials Holding Corp., 6.875%, 2018 (n)	240,000	256,800
Building Materials Holding Corp., 7%, 2020 (n)	115,000	124,488
Building Materials Holding Corp., 6.75%, 2021 (n)	100,000	107,375
CEMEX S.A.B. de C.V., 9.25%, 2020	225,000	249,750
Gibraltar Industries, Inc., 6.25%, 2021 (n)	35,000	36,969
HD Supply, Inc., 8.125%, 2019 (n)	115,000	129,519
HD Supply, Inc., 11.5%, 2020 (n)	160,000	184,400
HD Supply, Inc., 10.5%, 2021 (n)	15,000	15,488
Masonite International Corp., 8.25%, 2021 (n)	230,000	255,875
Nortek, Inc., 8.5%, 2021	245,000	270,113
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	80,000	90,400
USG Corp., 6.3%, 2016	304,000	319,960
USG Corp., 7.875%, 2020 (n)	110,000	125,950

		$2,299,272
Business Services - 2.2%
Ceridian Corp., 12.25%, 2015 (p)	$75,000	$76,688
Ceridian Corp., 8.875%, 2019 (n)	65,000	73,288
Equinix, Inc., 4.875%, 2020	35,000	35,000
Fidelity National Information Services, Inc., 7.625%, 2017	80,000	86,100
Fidelity National Information Services, Inc., 5%, 2022	130,000	137,800
iGate Corp., 9%, 2016	319,000	347,311
Iron Mountain, Inc., 8.375%, 2021	220,000	241,450
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	175,000	150,500
Lender Processing Services, Inc., 5.75%, 2023	105,000	109,988
Neustar, Inc., 4.5%, 2023 (n)	85,000	81,600
SunGard Data Systems, Inc., 7.375%, 2018	100,000	107,375

		$1,447,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 4.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$60,000	$65,700
CCO Holdings LLC, 7.875%, 2018		355,000	378,960
CCO Holdings LLC, 8.125%, 2020		455,000	506,756
CCO Holdings LLC, 7.375%, 2020		75,000	82,969
CCO Holdings LLC, 5.125%, 2023		90,000	87,750
Cequel Communications Holdings, 6.375%, 2020 (n)		145,000	149,894
DISH DBS Corp., 6.75%, 2021		175,000	194,688
DISH DBS Corp., 5%, 2023 (n)		90,000	89,325
EchoStar Corp., 7.125%, 2016		160,000	178,000
Lynx I Corp., 5.375%, 2021 (z)		200,000	205,000
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	156,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	135,777
UPC Holding B.V., 9.875%, 2018 (n)		$200,000	224,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		354,000	379,665
Virgin Media Finance PLC, 5.25%, 2022		200,000	202,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	190,349

			$3,227,333
Chemicals - 2.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$335,000	$361,800
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		325,000	326,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		120,000	108,600
Huntsman International LLC, 8.625%, 2021		280,000	316,400
INEOS Finance PLC, 8.375%, 2019 (n)		200,000	219,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		160,000	162,600
LyondellBasell Industries N.V., 6%, 2021		275,000	323,125
Polypore International, Inc., 7.5%, 2017		90,000	96,750

			$1,914,900
Computer Software - 1.7%
Infor U.S., Inc., 11.5%, 2018		$215,000	$251,550
Nuance Communications, Inc., 5.375%, 2020 (n)		255,000	258,188
Syniverse Holdings, Inc., 9.125%, 2019		295,000	321,550
TransUnion Holding Co., Inc., 9.625%, 2018		100,000	106,625
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		150,000	172,875

			$1,110,788
Computer Software - Systems - 0.9%
Audatex North America, Inc., 6.75%, 2018 (n)		$150,000	$160,125
CDW LLC/CDW Finance Corp., 12.535%, 2017		115,000	123,481
CDW LLC/CDW Finance Corp., 8.5%, 2019		300,000	330,750

			$614,356
Conglomerates - 1.9%
Amsted Industries, Inc., 8.125%, 2018 (n)		$375,000	$403,125
BC Mountain LLC, 7%, 2021 (n)		65,000	66,950
Dynacast International LLC, 9.25%, 2019		200,000	215,000
Griffon Corp., 7.125%, 2018		365,000	395,113
Silver II Borrower, 7.75%, 2020 (n)		150,000	156,000

			$1,236,188
Consumer Products - 1.5%
Easton-Bell Sports, Inc., 9.75%, 2016		$145,000	$156,420
Elizabeth Arden, Inc., 7.375%, 2021		280,000	310,800
Jarden Corp., 7.5%, 2020		295,000	322,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 6.875%, 2020	$80,000	$85,800
Prestige Brands, Inc., 8.125%, 2020	20,000	22,500
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	60,000	63,825
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	15,000	16,163

		$977,796
Consumer Services - 1.6%
QVC, Inc., 7.375%, 2020 (n)	$125,000	$138,555
Service Corp. International, 6.75%, 2015	25,000	27,188
Service Corp. International, 7%, 2017	785,000	888,031

		$1,053,774
Containers - 3.4%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$200,000	$217,750
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	436,000
Ball Corp., 5%, 2022	134,000	139,695
Berry Plastics Group, Inc., 9.5%, 2018	65,000	72,313
Crown Americas LLC, 4.5%, 2023 (n)	115,000	112,413
Greif, Inc., 6.75%, 2017	350,000	390,250
Reynolds Group, 7.125%, 2019	225,000	241,594
Reynolds Group, 9.875%, 2019	100,000	109,500
Reynolds Group, 5.75%, 2020	130,000	134,225
Reynolds Group, 8.25%, 2021	385,000	397,513

		$2,251,253
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$186,000	$203,670
MOOG, Inc., 7.25%, 2018	145,000	152,250

		$355,920
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$120,000	$118,050
Avaya, Inc., 7%, 2019 (n)	45,000	42,975

		$161,025
Electronics - 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$365,000	$401,500
Nokia Corp., 5.375%, 2019	65,000	62,725
Nokia Corp., 6.625%, 2039	45,000	41,738
Sensata Technologies B.V., 6.5%, 2019 (n)	305,000	327,113

		$833,076
Energy - Independent - 10.6%
Berry Petroleum Corp., 6.75%, 2020	$40,000	$42,600
BreitBurn Energy Partners LP, 8.625%, 2020	85,000	93,500
Breitburn Energy Partners LP, 7.875%, 2022	270,000	286,875
Carrizo Oil & Gas, Inc., 8.625%, 2018	160,000	173,600
Chaparral Energy, Inc., 7.625%, 2022	125,000	135,625
Chesapeake Energy Corp., 6.875%, 2020	155,000	170,500
Concho Resources, Inc., 8.625%, 2017	110,000	118,250
Concho Resources, Inc., 6.5%, 2022	225,000	245,250
Continental Resources, Inc., 8.25%, 2019	180,000	201,150
Continental Resources, Inc., 7.375%, 2020	65,000	73,288
Denbury Resources, Inc., 8.25%, 2020	270,000	303,075
Denbury Resources, Inc., 4.625%, 2023	90,000	88,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Energy XXI Gulf Coast, Inc., 9.25%, 2017	$295,000	$333,350
EP Energy LLC, 9.375%, 2020	635,000	723,900
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	105,000	109,463
EXCO Resources, Inc., 7.5%, 2018	75,000	71,250
Harvest Operations Corp., 6.875%, 2017	345,000	382,950
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	105,000	115,238
Laredo Petroleum, Inc., 9.5%, 2019	170,000	192,100
LINN Energy LLC, 6.5%, 2019	100,000	103,500
LINN Energy LLC, 8.625%, 2020	90,000	99,563
LINN Energy LLC, 7.75%, 2021	209,000	225,720
MEG Energy Corp., 6.5%, 2021 (n)	105,000	110,775
Newfield Exploration Co., 6.875%, 2020	145,000	155,513
Plains Exploration & Production Co., 6.125%, 2019	220,000	243,100
Plains Exploration & Production Co., 8.625%, 2019	175,000	199,938
Plains Exploration & Production Co., 6.5%, 2020	90,000	100,575
Plains Exploration & Production Co., 6.75%, 2022	90,000	102,150
QEP Resources, Inc., 6.875%, 2021	410,000	470,475
Range Resources Corp., 8%, 2019	185,000	203,500
Range Resources Corp., 5%, 2022	60,000	61,350
Samson Investment Co., 9.75%, 2020 (n)	265,000	281,894
SandRidge Energy, Inc., 8%, 2018 (n)	280,000	295,624
SandRidge Energy, Inc., 8.125%, 2022	70,000	75,338
SM Energy Co., 6.5%, 2021	250,000	271,875
Whiting Petroleum Corp., 6.5%, 2018	215,000	231,125

		$7,092,292
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$100,000	$114,500

Engineering - Construction - 0.3%
BakerCorp International, Inc., 8.25%, 2019	$185,000	$187,775

Entertainment - 1.9%
AMC Entertainment, Inc., 8.75%, 2019	$210,000	$230,210
AMC Entertainment, Inc., 9.75%, 2020	59,000	67,998
Cedar Fair LP, 9.125%, 2018	115,000	128,800
Cedar Fair LP, 5.25%, 2021 (z)	50,000	50,000
Cinemark USA, Inc., 8.625%, 2019	380,000	421,325
Cinemark USA, Inc., 5.125%, 2022 (n)	45,000	45,225
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	81,000	88,290
Six Flags Entertainment Corp., 5.25%, 2021 (n)	210,000	205,800

		$1,237,648
Financial Institutions - 6.8%
Aviation Capital Group, 4.625%, 2018 (n)	$125,000	$126,946
CIT Group, Inc., 5.25%, 2014 (n)	510,000	529,759
CIT Group, Inc., 5.25%, 2018	225,000	241,875
CIT Group, Inc., 6.625%, 2018 (n)	319,000	362,065
CIT Group, Inc., 5.5%, 2019 (n)	280,000	304,500
Credit Acceptance Corp., 9.125%, 2017	225,000	245,250
Icahn Enterprises LP, 7.75%, 2016	40,000	41,650
Icahn Enterprises LP, 8%, 2018	363,000	388,864
International Lease Finance Corp., 4.875%, 2015	105,000	109,594
International Lease Finance Corp., 8.625%, 2015	80,000	91,000
International Lease Finance Corp., 7.125%, 2018 (n)	246,000	287,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		$425,000	$450,500
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		175,000	191,188
PHH Corp., 9.25%, 2016		150,000	175,125
PHH Corp., 7.375%, 2019		195,000	219,375
SLM Corp., 8.45%, 2018		125,000	147,813
SLM Corp., 8%, 2020		460,000	532,450
SLM Corp., 7.25%, 2022		95,000	104,643

			$4,550,110
Food & Beverages - 1.8%
ARAMARK Corp., 8.5%, 2015		$430,000	$432,154
ARAMARK Corp., 5.75%, 2020 (z)		70,000	71,400
B&G Foods, Inc., 7.625%, 2018		209,000	224,153
Constellation Brands, Inc., 7.25%, 2016		180,000	204,075
Pinnacle Foods Finance LLC, 8.25%, 2017		50,000	53,500
TreeHouse Foods, Inc., 7.75%, 2018		215,000	232,469

			$1,217,751
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$225,000	$248,060
Graphic Packaging Holding Co., 7.875%, 2018		125,000	137,500
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		200,000	205,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	171,941
Tembec Industries, Inc., 11.25%, 2018		$95,000	104,500

			$867,001
Gaming & Lodging - 4.3%
Boyd Gaming Corp., 9%, 2020 (n)		$100,000	$102,500
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		200,000	195,000
Choice Hotels International, Inc., 5.75%, 2022		40,000	44,400
CityCenter Holdings LLC, 10.75%, 2017 (p)		70,000	77,350
FelCor Lodging LP, 5.625%, 2023 (n)		35,000	35,219
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		695,000	434
GWR Operating Partnership LLP, 10.875%, 2017		135,000	152,972
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		100,000	111,016
Isle of Capri Casinos, Inc., 8.875%, 2020		205,000	224,475
MGM Mirage, 6.625%, 2015		70,000	75,600
MGM Resorts International, 11.375%, 2018		405,000	509,288
MGM Resorts International, 6.625%, 2021		90,000	93,150
NCL Corp., 5%, 2018 (z)		35,000	35,175
Penn National Gaming, Inc., 8.75%, 2019		357,000	405,195
Pinnacle Entertainment, Inc., 8.75%, 2020		85,000	91,481
Seven Seas Cruises S. DE R.L., 9.125%, 2019		265,000	284,213
Viking Cruises Ltd., 8.5%, 2022 (n)		135,000	148,331
Wyndham Worldwide Corp., 6%, 2016		1,000	1,143
Wynn Las Vegas LLC, 7.75%, 2020		245,000	273,780

			$2,860,722
Industrial - 1.3%
Dematic S.A., 7.75%, 2020 (z)		$165,000	$168,713
Hyva Global B.V., 8.625%, 2016 (n)		200,000	199,000
Mueller Water Products, Inc., 8.75%, 2020		126,000	142,695
Rexel S.A., 6.125%, 2019 (n)		200,000	210,000
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		115,000	122,763

			$843,171

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 1.6%
American International Group, Inc., 8.25%, 2018	$170,000	$221,562
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	600,000	828,000

		$1,049,562
Insurance - Property & Casualty - 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$330,000	$504,075
XL Group PLC, 6.5% to 2017, FRN to 2049	490,000	477,750

		$981,825
International Market Quasi-Sovereign - 0.1%
Exportfinans A.S.A., 5.5%, 2016	$60,000	$62,403

Machinery & Tools - 2.9%
Case New Holland, Inc., 7.875%, 2017	$525,000	$616,219
CNH America LLC, 7.25%, 2016	90,000	100,800
CNH Capital LLC, 3.875%, 2015	45,000	46,238
CNH Capital LLC, 6.25%, 2016	65,000	71,825
H&E Equipment Services LLC, 7%, 2022 (n)	255,000	279,225
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	260,000	285,350
RSC Equipment Rental, Inc., 8.25%, 2021	240,000	272,100
United Rentals North America, Inc., 5.75%, 2018	115,000	123,769
United Rentals North America, Inc., 7.625%, 2022	117,000	129,578

		$1,925,104
Major Banks - 1.3%
Bank of America Corp., 5.65%, 2018	$175,000	$203,139
Barclays Bank PLC, 7.625%, 2022	200,000	199,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	95,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	365,000	385,075

		$882,714
Medical & Health Technology & Services - 6.3%
AmSurg Corp., 5.625%, 2020 (n)	$105,000	$110,250
CDRT Holding Corp., 9.25%, 2017 (n)(p)	40,000	41,150
Davita, Inc., 6.375%, 2018	505,000	538,456
Davita, Inc., 6.625%, 2020	190,000	207,100
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	189,338
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	170,000	184,025
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	85,000	93,288
HCA, Inc., 8.5%, 2019	595,000	658,963
HCA, Inc., 7.5%, 2022	380,000	437,000
HCA, Inc., 5.875%, 2022	130,000	140,075
HealthSouth Corp., 8.125%, 2020	425,000	466,438
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	310,000	319,300
Select Medical Corp., 7.625%, 2015	26,000	26,000
Tenet Healthcare Corp., 9.25%, 2015	140,000	158,550
Tenet Healthcare Corp., 8%, 2020	120,000	131,100
Tenet Healthcare Corp., 4.5%, 2021 (n)	120,000	118,350
Universal Health Services, Inc., 7%, 2018	130,000	142,675
Universal Health Services, Inc., 7.625%, 2020	185,000	197,488
Universal Hospital Services, Inc., 7.625%, 2020 (z)	60,000	63,975
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,560

		$4,225,081

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 1.1%
Biomet, Inc., 6.5%, 2020 (n)	$210,000	$222,075
Hologic, Inc., 6.25%, 2020 (n)	70,000	73,850
Physio-Control International, Inc., 9.875%, 2019 (n)	135,000	152,213
Teleflex, Inc., 6.875%, 2019	275,000	299,063

		$747,201
Metals & Mining - 3.0%
Arch Coal, Inc., 7.25%, 2020	$200,000	$171,500
Cloud Peak Energy, Inc., 8.25%, 2017	445,000	475,038
Consol Energy, Inc., 8%, 2017	170,000	184,875
Consol Energy, Inc., 8.25%, 2020	150,000	165,375
First Quantum Minerals Ltd., 7.25%, 2019 (n)	200,000	200,500
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	135,000	149,175
Peabody Energy Corp., 7.375%, 2016	350,000	399,000
Peabody Energy Corp., 6%, 2018	110,000	116,875
Peabody Energy Corp., 6.25%, 2021	110,000	114,400

		$1,976,738
Municipals - 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$125,000	$124,081

Natural Gas - Distribution - 0.7%
AmeriGas Finance LLC, 6.75%, 2020	$220,000	$237,050
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	230,000	233,163

		$470,213
Natural Gas - Pipeline - 3.8%
Access Midstream Partners Co., 4.875%, 2023	$85,000	$84,150
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	135,000	134,325
Colorado Interstate Gas Co., 6.8%, 2015	91,000	105,159
Crosstex Energy, Inc., 8.875%, 2018	270,000	290,925
El Paso Corp., 7%, 2017	185,000	210,489
El Paso Corp., 7.75%, 2032	395,000	445,488
Energy Transfer Equity LP, 7.5%, 2020	290,000	331,325
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	249,000	284,483
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	67,000	76,548
Inergy Midstream LP, 6%, 2020 (n)	235,000	243,225
MarkWest Energy Partners LP, 5.5%, 2023	170,000	178,500
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	58,000	54,085
Sabine Pass Liquefaction, 5.625%, 2021 (n)	100,000	103,250

		$2,541,952
Network & Telecom - 2.2%
Centurylink, Inc., 7.65%, 2042	$175,000	$170,855
Citizens Communications Co., 9%, 2031	110,000	113,300
Eileme 2 AB, 11.625%, 2020 (n)	200,000	231,000
Frontier Communications Corp., 8.125%, 2018	225,000	254,813
Qwest Communications International, Inc., 7.125%, 2018 (n)	315,000	327,369
Qwest Corp., 7.5%, 2014	1,000	1,091
TW Telecom Holdings, Inc., 5.375%, 2022	85,000	88,613
Windstream Corp., 8.125%, 2018	45,000	49,275
Windstream Corp., 7.75%, 2020	135,000	145,125
Windstream Corp., 7.75%, 2021	70,000	75,425

		$1,456,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 1.8%
Bristow Group, Inc., 6.25%, 2022		$80,000	$86,000
Chesapeake Energy Corp., 6.625%, 2019 (n)		85,000	87,763
Dresser-Rand Group, Inc., 6.5%, 2021		80,000	84,800
Edgen Murray Corp., 8.75%, 2020 (n)		230,000	235,750
Pioneer Energy Services Corp., 9.875%, 2018		130,000	142,025
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		255,000	268,388
Unit Corp., 6.625%, 2021		300,000	312,000

			$1,216,726
Other Banks & Diversified Financials - 2.9%
Ally Financial, Inc., 5.5%, 2017		$595,000	$645,080
Ally Financial, Inc., 6.25%, 2017		95,000	106,092
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		125,000	153,655
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		410,000	449,893
Santander UK PLC, 8.963% to 2030, FRN to 2049		478,000	554,480

			$1,909,200
Pharmaceuticals - 1.0%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	200,000	$293,749
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$250,000	272,810
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		105,000	115,894

			$682,453
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018		$130,000	$135,688
Heckmann Corp., 9.875%, 2018 (z)		45,000	46,631

			$182,319
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 2020 (n)		$125,000	$130,000
IAMGOLD Corp., 6.75%, 2020 (n)		354,000	342,495

			$472,495
Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$28,207	$21,437
Nielsen Finance LLC, 7.75%, 2018		165,000	182,738
Nielsen Finance LLC, 4.5%, 2020 (n)		105,000	103,688

			$307,863
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$90,000	$101,025

Real Estate - 2.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$180,000	$195,075
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		80,000	79,600
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		350,000	380,188
Entertainment Properties Trust, REIT, 7.75%, 2020		200,000	237,737
Entertainment Properties Trust, REIT, 5.75%, 2022		50,000	53,545
Kennedy Wilson, Inc., 8.75%, 2019		75,000	80,156
MPT Operating Partnership LP, REIT, 6.875%, 2021		150,000	161,813
MPT Operating Partnership LP, REIT, 6.375%, 2022		130,000	138,613

			$1,326,727
Retailers - 3.3%
Academy Ltd., 9.25%, 2019 (n)		$95,000	$106,400
Burlington Coat Factory Warehouse Corp., 10%, 2019		210,000	231,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
J. Crew Group, Inc., 8.125%, 2019	$190,000	$203,775
Limited Brands, Inc., 6.9%, 2017	125,000	143,438
Limited Brands, Inc., 6.95%, 2033	175,000	178,500
Pantry, Inc., 8.375%, 2020 (n)	100,000	107,375
Rite Aid Corp., 9.5%, 2017	70,000	73,588
Rite Aid Corp., 9.25%, 2020	235,000	263,200
Sally Beauty Holdings, Inc., 6.875%, 2019	110,000	122,650
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	347,325
Toys “R” Us, Inc., 10.75%, 2017	280,000	300,650
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	90,000	92,813

		$2,171,239
Specialty Chemicals - 0.3%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$45,000	$45,731
Georgia Gulf Corp., 4.875%, 2023 (n)	15,000	15,225
Koppers, Inc., 7.875%, 2019	105,000	115,500

		$176,456
Specialty Stores - 0.4%
Gymboree Corp., 9.125%, 2018	$47,000	$43,886
Michaels Stores, Inc., 11.375%, 2016	81,000	84,646
Michaels Stores, Inc., 7.75%, 2018	105,000	114,581

		$243,113
Telecommunications - Wireless - 5.3%
Clearwire Corp., 12%, 2015 (n)	$235,000	$254,388
Cricket Communications, Inc., 7.75%, 2016	135,000	141,912
Cricket Communications, Inc., 7.75%, 2020	155,000	158,100
Crown Castle International Corp., 7.125%, 2019	345,000	377,775
Crown Castle International Corp., 5.25%, 2023	90,000	92,250
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	247,925
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	110,000
MetroPCS Wireless, Inc., 7.875%, 2018	205,000	221,144
Sprint Capital Corp., 6.875%, 2028	185,000	186,850
Sprint Nextel Corp., 6%, 2016	260,000	280,800
Sprint Nextel Corp., 8.375%, 2017	390,000	452,400
Sprint Nextel Corp., 9%, 2018 (n)	100,000	124,000
Sprint Nextel Corp., 6%, 2022	205,000	207,050
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	250,000	263,125
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	410,000	422,300

		$3,540,019
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$111,000
Level 3 Financing, Inc., 9.375%, 2019	155,000	173,794
Level 3 Financing, Inc., 7%, 2020 (n)	45,000	47,250
Level 3 Financing, Inc., 8.625%, 2020	80,000	88,800

		$420,844
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$146,000	$153,300

Transportation - Services - 3.8%
ACL I Corp., 10.625%, 2016 (p)	$210,956	$219,643
Aguila American Resources Ltd., 7.875%, 2018 (n)	300,000	318,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Avis Budget Car Rental LLC, 8.25%, 2019	$130,000	$142,025
Avis Budget Car Rental LLC, 9.75%, 2020	95,000	109,488
CEVA Group PLC, 8.375%, 2017 (n)	290,000	300,150
Commercial Barge Line Co., 12.5%, 2017	355,000	388,725
HDTFS, Inc., 5.875%, 2020 (a)(n)	40,000	41,600
Navios Maritime Acquisition Corp., 8.625%, 2017	260,000	260,000
Navios Maritime Holdings, Inc., 8.875%, 2017	185,000	188,238
Swift Services Holdings, Inc., 10%, 2018	485,000	555,325

		$2,523,194
Utilities - Electric Power - 5.7%
AES Corp., 8%, 2017	$390,000	$450,450
AES Corp., 7.375%, 2021	70,000	79,100
Calpine Corp., 8%, 2016 (n)	415,000	437,825
Calpine Corp., 7.875%, 2020 (n)	194,000	213,885
Covanta Holding Corp., 7.25%, 2020	220,000	241,332
Covanta Holding Corp., 6.375%, 2022	70,000	75,903
EDP Finance B.V., 6%, 2018 (n)	315,000	329,175
Energy Future Holdings Corp., 10%, 2020	643,000	729,805
Energy Future Holdings Corp., 10%, 2020 (n)	200,000	225,500
Energy Future Holdings Corp., 11.75%, 2022 (n)	160,000	184,800
GenOn Energy, Inc., 9.875%, 2020	375,000	431,250
NRG Energy, Inc., 8.25%, 2020	280,000	316,750
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	93,750

		$3,809,525
Total Bonds		$83,948,926

Floating Rate Loans (g)(r) - 0.6%
Aerospace - 0.1%
Transdigm, Inc., Term Loan C, 2020 (o)	$45,472	$45,563

Conglomerates - 0.1%
Silver II U.S. Holdings LLC Term Loan, 2019 (o)	$96,702	$96,943

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$121,185	$121,438

Financial Institutions - 0.1%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$80,705	$81,159

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 2019 (o)	$45,468	$45,581

Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$19,956	$20,665
Dynegy Power LLC, Term Loan, 9.25%, 2016	26,395	27,464

		$48,129
Total Floating Rate Loans		$438,813

Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$260,000	$251,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	100	$97,297
GMAC Capital Trust I, 8.125%	5,675	150,615
Total Preferred Stocks		$247,912

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	3,300	$137,841

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$16,601

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	16	$59,200

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,229	$37,952
Total Common Stocks		$113,753

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	12	$44,400

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.1%
Russell 2000 Index - June 2013 @ $950	29	$43,790
Issuer	Shares/Par
Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	2,197,823	$2,197,823
Total Investments		$87,424,808

Other Assets, Less Liabilities - (31.3)%		(20,836,375)
Net Assets - 100.0%		$66,588,433

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,812,757 representing 38.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARAMARK Corp., 5.75%, 2020	2/22/13	$70,000	$71,400
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	93,750	97,297
American Media, Inc., 13.5%, 2018	12/22/10	28,567	21,437
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051	6/19/08	330,212	134,459
Cedar Fair LP, 5.25%, 2021	2/28/13	50,000	50,000
Dematic S.A., 7.75%, 2020	12/13/12	165,000	168,713
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	82,685	85,717
Heckler & Koch GmbH, 9.5%, 2018	5/10/11-1/02/13	281,177	249,817
Heckmann Corp., 9.875%, 2018	10/26/12	45,109	46,631
LBI Media, Inc., 13.5%, 2020	12/26/12	45,542	39,425
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/06/13	260,224	260,750
Lynx I Corp., 5.375%, 2021	2/07/13	200,000	205,000
NCL Corp., 5%, 2018	2/01/13	34,810	35,175
Universal Hospital Services, Inc., 7.625%, 2020	2/07/13	63,806	63,975
Total Restricted Securities			$1,529,796
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/28/13

Forward Foreign Currency Exchange Contracts at 2/28/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	57,000	4/15/13	$76,128	$74,439	$1,689
SELL	EUR	Deutsche Bank AG	383,456	4/15/13	501,624	500,775	849
SELL	EUR	JPMorgan Chase Bank N.A.	383,456	4/15/13	501,583	500,775	808

							$3,346

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$348,847	$200,897	$37,952	$587,696
Non-U.S. Sovereign Debt	—	62,403	—	62,403
Municipal Bonds	—	124,081	—	124,081
U.S. Corporate Bonds	—	69,952,331	—	69,952,331
Commercial Mortgage-Backed Securities	—	221,429	—	221,429
Asset-Backed Securities (including CDOs)	—	85,717	—	85,717
Foreign Bonds	—	13,754,515	—	13,754,515
Floating Rate Loans	—	438,813	—	438,813
Mutual Funds	2,197,823	—	—	2,197,823
Total Investments	$2,546,670	$84,840,186	$37,952	$87,424,808

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,346	$—	$3,346

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$34,338
Change in unrealized appreciation (depreciation)	3,614
Balance as of 2/28/13	$37,952

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2013 is $3,614.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$83,544,419
Gross unrealized appreciation	5,332,847
Gross unrealized depreciation	(1,452,458)
Net unrealized appreciation (depreciation)	$3,880,389

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,922,693	5,415,072	(5,139,942)	2,197,823

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$927	$2,197,823

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.